Statement of compliance - Amounts reclassified and restated (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of financial position
Property, plant and equipment	R 198,021	R 227,645	R 357,582
Non-current assets	255,579	296,566	388,222
Deferred tax liability	7,793	19,154	26,541
Non-current liabilities	150,708	225,500	194,030
Statement of changes in equity
Retained earnings		87,559	178,730
Total equity	152,471	155,917	223,109	R 226,831
Income statement
Depreciation and amortisation	(17,644)	(22,327)	(17,814)
Operating profit before remeasurement items	39,837	52	28,496
Remeasurement items	(23,218)	(111,978)	(20,062)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	16,619	(111,926)	8,434
Taxation	(185)	26,390	(2,803)
Earnings/(loss) for the year	10,532	(91,917)	5,165
Statement of comprehensive income
Total comprehensive (loss)/income for the year	R (5,091)	R (67,999)	R 6,253
Basic earnings/(loss) per share (in rand per share)	R 14.57	R (148.49)	R 5.50
Headline earnings/(loss) per share (in rand per share)	39.53	(11.50)	30.90
Diluted earnings/(loss) per share (in rand per share)	14.39	(148.49)	5.46
Diluted headline earnings/(loss) per share (in rand per share)	R 39.03	R (11.50)	R 30.71
Previously reported
Statement of financial position
Property, plant and equipment		R 204,470	R 233,549
Assets under construction		27,802	127,764
Non-current assets		301,193	391,953
Deferred tax liability		20,450	27,586
Non-current liabilities		226,796	195,075
Statement of changes in equity
Retained earnings		90,890	181,416
Total equity		159,248	225,795	228,608
Income statement
Depreciation and amortisation		(22,575)	(17,968)
Operating profit before remeasurement items		(196)	28,342
Remeasurement items		(110,834)	(18,645)
Earnings/(loss) before interest and tax (EBIT/(LBIT))		(111,030)	9,697
Taxation		26,139	(3,157)
Earnings/(loss) for the year		(91,272)	6,074
Statement of comprehensive income
Total comprehensive (loss)/income for the year		R (67,354)	R 7,162
Basic earnings/(loss) per share (in rand per share)		R (147.45)	R 6.97
Headline earnings/(loss) per share (in rand per share)		(11.79)	30.72
Diluted earnings/(loss) per share (in rand per share)		(147.45)	6.93
Diluted headline earnings/(loss) per share (in rand per share)		R (11.79)	R 30.54
Reclassification
Statement of financial position
Property, plant and equipment		R 27,802	R 127,764
Assets under construction		(27,802)	(127,764)
Revision
Statement of financial position
Property, plant and equipment		(4,627)	(3,731)
Non-current assets		(4,627)	(3,731)
Deferred tax liability		(1,296)	(1,045)
Non-current liabilities		(1,296)	(1,045)
Statement of changes in equity
Retained earnings		(3,331)	(2,686)	(1,777)
Total equity		(3,331)	(2,686)	R (1,777)
Income statement
Depreciation and amortisation		248	154
Operating profit before remeasurement items		248	154
Remeasurement items		(1,144)	(1,417)
Earnings/(loss) before interest and tax (EBIT/(LBIT))		(896)	(1,263)
Taxation		251	354
Earnings/(loss) for the year		(645)	(909)
Statement of comprehensive income
Total comprehensive (loss)/income for the year		R (645)	R (909)
Basic earnings/(loss) per share (in rand per share)		R (1.04)	R (1.47)
Headline earnings/(loss) per share (in rand per share)		0.29	0.18
Diluted earnings/(loss) per share (in rand per share)		(1.04)	(1.47)
Diluted headline earnings/(loss) per share (in rand per share)		R 0.29	R 0.17
Revision | Ammonia value chain
Income statement
Earnings/(loss) before interest and tax (EBIT/(LBIT))		R (1,300)
Earnings/(loss) for the year		R (937)